INCOME TAXES - Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Earnings before income taxes	$ 545,202	$ (41,215)	$ 285,819	$ 216,599
Effective Income Tax Rate Reconciliation, Deduction, Amount
Total	$ 40,145	$ (7,885)	$ 45,503	$ (12,602)
Effective Income Tax Rate Reconciliation, Percent
Total income tax expense / (benefit) and effective income tax rate	7.40%	19.10%	15.90%	(5.80%)
Galaxy Digital Holdings, LP
Effective Income Tax Rate Reconciliation [Line Items]
Earnings before income taxes	$ 542,471	$ (41,215)	$ 277,633	$ 216,599	$ 329,783	$ 244,428	$ (844,420)
Income tax at Cayman statutory tax rate, amount					$ 0	$ 0	$ 0
Income tax at Cayman statutory tax rate, percent					0.00%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Rate Difference On Entity Level Partnership Tax					(4.72%)	4.44%	1.09%
Effective Income Tax Rate Reconciliation, Rate Difference On Entity Level Partnership Tax, Amount					$ (15,558)	$ 10,864	$ (9,192)
Effective Income Tax Rate Reconciliation, Deduction, Amount
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount					(1,381)	5,050	(19,099)
Total	$ (7,100)	$ (7,885)	$ (7,354)	$ (12,602)	$ (16,939)	$ 15,914	$ (28,291)
Effective Income Tax Rate Reconciliation, Percent
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent					(0.42%)	2.07%	2.26%
Total income tax expense / (benefit) and effective income tax rate					(5.14%)	6.51%	3.35%